Share-based payments - Schedule of Charges to the Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement [Line Items]
Deferred bonus plan	£ 241	£ 289	£ 179
Executive and SAYE plans:
Executive and SAYE plans	59	52	47
Share plans:
Share plans	28	35	42
Total charge to the income statement1	328	376	268
Options granted in the year
Executive and SAYE plans:
Executive and SAYE plans	14	10	10
Share plans:
Share plans	6	9	18
Options granted in prior years
Executive and SAYE plans:
Executive and SAYE plans	45	42	37
Share plans:
Share plans	£ 22	£ 26	£ 24